SUBSEQUENT EVENTS (Details Textual) (USD $)	3 Months Ended		1 Months Ended		3 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Feb. 28, 2014 Subsequent Event [Member]	Feb. 28, 2014 Restricted Stock [Member] Subsequent Event [Member]	Mar. 31, 2014 Employee Stock Option [Member]	Mar. 31, 2013 Employee Stock Option [Member]	Feb. 28, 2014 Employee Stock Option [Member] Subsequent Event [Member]	Mar. 31, 2014 Nonemployee Stock Option [Member]	Mar. 31, 2013 Nonemployee Stock Option [Member]	Feb. 28, 2014 Nonemployee Stock Option [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross			1,333,000	125,000			75,000			50,000
Weighted Average Exercise Price, Issued/Granted	$ 0	$ 0	$ 1.93		$ 1.9300	$ 0		$ 1.9300	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Feb. 06, 2024